CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Capital Management [Abstract]
Schedule of invested capital	We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest - in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

US$ MILLIONS	2020	2019
Partnership Capital	$21,673	$22,177
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(13,954)	(14,113)
Deficit	2,752	2,048
Accumulated other comprehensive income	(731)	(705)
Ownership changes	(527)	(398)
Invested Capital	$9,213	$9,009
The following table presents the change in Invested Capital during year ended December 31, 2020:

US$ MILLIONS	2020	2019
Opening balance	$9,009	$8,156
Issuance of preferred units and preferred shares, net of repurchases	195	72
Issuances of limited partnership units and redeemable partnership units, net of repurchases	9	781
Ending balance	$9,213	$9,009
Weighted Average Invested Capital	$9,067	$8,563